Financial Instruments and Risk Management - Schedule of Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value [Member]
Financial assets at amortized cost:
Cash and cash equivalents	$ 41,974	$ 67,419
Accounts receivable	66,186	56,417
Financial assets at fair value through profit or loss
Risk management contracts	11,016
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	88,432	61,804
Long-term debt (Note 7)		371,161
Financial liabilities at fair value through profit or loss
Risk management contracts		248
Warrant liability	4,128	18,304
Carrying Value [Member]
Financial assets at amortized cost:
Cash and cash equivalents	41,974	67,419
Accounts receivable	66,186	56,417
Financial assets at fair value through profit or loss
Risk management contracts	11,016
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	88,432	61,804
Long-term debt (Note 7)		343,852
Financial liabilities at fair value through profit or loss
Risk management contracts		248
Warrant liability	$ 4,128	$ 18,304